Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Utilities Portfolio
November 30, 2025
UTI-NPRT3-0126
1.810724.121
Common Stocks - 97.3%
	Shares	Value ($)
CANADA - 0.8%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cameco Corp (United States) (a)	159,700	14,135,047
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
TransAlta Corp	1,223,300	17,857,755
TOTAL CANADA		31,992,802
GERMANY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	132,400	17,728,668
UNITED STATES - 96.0%
Industrials - 5.3%
Construction & Engineering - 2.4%
Argan Inc (b)	49,300	19,483,360
MasTec Inc (a)	103,300	22,093,804
Quanta Services Inc	108,900	50,625,432
		92,202,596
Electrical Equipment - 2.5%
Bloom Energy Corp Class A (a)	40,500	4,424,220
GE Vernova Inc	84,900	50,920,473
Nextpower Inc Class A (a)	437,300	40,065,426
		95,410,119
Machinery - 0.4%
Caterpillar Inc	30,000	17,272,800
TOTAL INDUSTRIALS		204,885,515

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
First Solar Inc (a)	223,865	61,097,236
Utilities - 89.1%
Electric Utilities - 64.7%
Alliant Energy Corp	747,800	51,949,666
American Electric Power Co Inc	822,920	101,852,808
Constellation Energy Corp	994,352	362,302,096
Duke Energy Corp (b)	2,189,381	271,351,882
Entergy Corp	1,865,899	181,962,470
Evergy Inc (b)	1,502,954	116,704,378
Exelon Corp	4,126,800	194,454,816
NextEra Energy Inc (b)	5,916,925	510,571,459
NRG Energy Inc	1,128,701	191,303,532
Oklo Inc Class A (a)(b)	32,800	2,997,264
PG&E Corp	7,671,290	123,661,195
PPL Corp (b)	3,439,040	126,900,576
Southern Co/The	1,158,179	105,533,270
Xcel Energy Inc	2,044,297	167,857,227
		2,509,402,639
Gas Utilities - 0.9%
UGI Corp (b)	924,748	36,573,783
Independent Power and Renewable Electricity Producers - 6.9%
AES Corp/The	952,142	13,387,116
Talen Energy Corp (a)	129,100	50,900,257
Vistra Corp	1,142,808	204,402,639
		268,690,012
Multi-Utilities - 16.6%
Ameren Corp (b)	1,329,698	141,413,382
CenterPoint Energy Inc (b)	3,265,388	130,550,212
NiSource Inc	2,435,627	107,484,220
Sempra	2,812,856	266,433,720
		645,881,534
TOTAL UTILITIES		3,460,547,968

TOTAL UNITED STATES		3,726,530,719
TOTAL COMMON STOCKS (Cost $2,651,375,157)		3,776,252,189

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.02	93,075,938	93,094,553
Fidelity Securities Lending Cash Central Fund (c)(d)	4.02	29,785,308	29,788,287
TOTAL MONEY MARKET FUNDS (Cost $122,882,840)			122,882,840

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $2,774,257,997)	3,899,135,029
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(17,082,076)
NET ASSETS - 100.0%	3,882,052,953

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $59,787,856.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	81,025,327	767,576,162	755,506,282	2,012,867	(654)	-	93,094,553	93,075,938	0.2%
Fidelity Securities Lending Cash Central Fund	48,143,047	984,876,423	1,003,232,904	35,766	1,721	-	29,788,287	29,785,308	0.1%
Total	129,168,374	1,752,452,585	1,758,739,186	2,048,633	1,067	-	122,882,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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